Pacer Industrials and Logistics ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Energy - 0.7%
ADNOC Logistics & Services	15,038	$22,971
SFL Corp. Ltd.	274	2,427
		25,398

Industrials - 87.2% (a)
ABB Ltd.	4,772	413,092
ANE Cayman, Inc. (b)	2,418	3,756
AP Moller - Maersk AS - Class B	12	29,880
ArcBest Corp.	46	4,150
ATS Corp. (c)	201	5,744
AutoStore Holdings Ltd. (c)(d)	7,050	8,255
Brambles Ltd.	2,770	43,468
Canadian National Railway Co.	1,255	121,399
Canadian Pacific Kansas City Ltd.	1,836	137,237
CH Robinson Worldwide, Inc.	241	46,983
China Merchants Port Holdings Co. Ltd.	8,533	17,187
CJ Logistics Corp.	47	3,389
Clarkson PLC	63	3,622
COSCO Shipping Holdings Co. Ltd. - Class H	5,896	10,343
COSCO SHIPPING Ports Ltd.	7,968	6,316
Costamare, Inc.	246	4,128
CSX Corp.	3,796	143,337
CTT-Correios de Portugal SA	276	2,230
Daifuku Co. Ltd.	772	27,715
Danaos Corp.	38	3,931
Deutsche Post AG	2,449	137,865
DSV AS	490	138,089
Expeditors International of Washington, Inc. (e)	273	43,827
FedEx Corp.	481	155,002
Full Truck Alliance Co. Ltd. - ADR	1,909	18,899
GXO Logistics, Inc. (c)	233	13,186
Hapag-Lloyd AG (d)	360	51,907
Hiab Oyj	112	6,675
HMM Co. Ltd.	1,917	26,636
Hoegh Autoliners ASA	390	4,376
Hyundai Glovis Co. Ltd.	152	25,555
ID Logistics Group SACA (c)	13	6,341
International Container Terminal Services, Inc.	4,104	44,748
Interroll Holding AG	2	4,831
J&T Global Express Ltd. (c)	16,273	21,191
JB Hunt Trasport Services, Inc. (e)	194	39,328
JD Logistics, Inc. (c)(d)	13,527	19,382
Kalmar Oyj - Class B	113	5,799
Kamigumi Co. Ltd.	219	7,676
Kardex Holding AG	16	5,631
Kawasaki Kisen Kaisha Ltd.	1,302	18,813
KION Group AG	267	18,963
Kirby Corp. (c)(e)	111	13,060
Knight-Swift Transportation Holdings, Inc.	330	18,183
Konoike Transport Co. Ltd.	115	2,475
Kuehne + Nagel International AG	246	57,087
Landstar System, Inc.	70	10,455
Logista Integral SA	270	9,900
Mainfreight Ltd.	205	8,326
Marten Transport Ltd.	168	2,066
Matson, Inc. (e)	64	10,259
Mitsubishi Logisnext Co. Ltd.	222	2,244
Mitsubishi Logistics Corp.	780	6,672
Mitsui OSK Lines Ltd.	738	23,150
Mitsui-Soko Holdings Co. Ltd.	146	3,420
Navios Maritime Partners LP	60	3,589
Nikkon Holdings Co. Ltd.	260	6,177
NIPPON EXPRESS HOLDINGS INC	534	12,140
Nippon Yusen KK	882	29,000
Norfolk Southern Corp.	499	145,329
Old Dominion Freight Line, Inc. (e)	426	73,783
Orient Overseas International Ltd.	1,342	21,978
Pacific Basin Shipping Ltd.	10,740	4,222
Pan Ocean Co. Ltd. (c)	1,098	3,585
Qube Holdings Ltd.	3,626	12,117
Rumo SA	3,776	10,602
RXO, Inc. (c)(e)	336	4,899
Ryder System, Inc.	82	15,685
Saia, Inc. (c)(e)	54	18,083
Sankyu, Inc.	114	6,797
Schneider National, Inc. - Class B	189	5,073
Seino Holdings Co. Ltd.	384	5,994
Senko Group Holdings Co. Ltd.	357	4,452
SG Holdings Co. Ltd.	1,302	12,576
SITC International Holdings Co. Ltd.	5,488	20,477
Star Bulk Carriers Corp.	235	5,393
Sumitomo Warehouse Co. Ltd.	157	3,771
Symbotic, Inc. (c)	228	12,396
TFI International, Inc.	169	18,262
Toyota Industries Corp.	662	84,778
Transcoal Pacific Tbk PT	10,284	6,311
TS Lines Ltd.	3,426	3,931
Union Pacific Corp.	1,522	357,822
United Parcel Service, Inc. - Class B	1,507	160,074
Wallenius Wilhelmsen ASA	850	9,891
Werner Enterprises, Inc.	123	4,213
Westshore Terminals Investment Corp.	126	2,701
XPO Logistics, Inc. (c)	239	35,398
Yamato Holdings Co. Ltd.	738	9,666
Yaskawa Electric Corp.	541	17,237
ZIM Integrated Shipping Services Ltd. (e)	246	5,419
ZTO Express Cayman, Inc.	1,216	27,030
		3,199,030

Information Technology - 12.0%
Celestica, Inc. (c)	235	66,402
Cognex Corp.	341	13,210
Cybozu, Inc.	108	1,669
Flex Ltd. (c)(e)	754	47,532
Open Text Corp.	512	13,150
Sanmina Corp. (c)	111	15,727
SAP SE	1,385	281,027
		438,717
TOTAL COMMON STOCKS (Cost $3,460,891)		3,663,145

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.7%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (f)	207,640	207,640
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $207,640)		207,640

TOTAL INVESTMENTS - 105.6% (Cost $3,668,531)		3,870,785
Liabilities in Excess of Other Assets - (5.6)%		(204,512)
TOTAL NET ASSETS - 100.0%		$3,666,273

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,756 or 0.1% of net assets as of January 31, 2026.

(c)	Non-income producing security.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $79,544 or 2.2% of the Fund’s net assets.

(e)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $201,373.
(f)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Industrials and Logistics ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,659,389	$–	$3,756	$3,663,145
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	207,640
Total Investments	$3,659,389	$–	$3,756	$3,870,785

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $207,640 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of April 30, 2025	$0
Purchases	8,389
Sales	(4,977)
Change in unrealized appreciation/depreciation	337
Amortization/(Accretion)	0
Realized gain/loss	7
Ending balance as of January 31, 2026	$3,756
$0
Change in unrealized appreciation/depreciation still held as of January 31, 2026	$337

Description	Fair Value as of January 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Common Stocks	$3,756	Last Trade Price	Delisting	7.62 – 12.15 HKD
	$3,756